Consolidated income statement - SEK (kr) shares in Millions, kr in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net sales		kr 232,314	kr 232,390	kr 227,216
Cost of sales		(131,565)	(138,666)	(142,392)
Gross income		100,749	93,724	84,824
Research and development expenses		(42,074)	(39,714)	(38,815)
Selling and administrative expenses		(26,957)	(26,684)	(26,137)
Impairment losses on trade receivables		(40)	118	737
Operating expenses		(69,071)	(66,280)	(64,215)
Other operating income		1,526	1,161	2,350
Other operating expenses		(1,164)	(499)	(12,060)
Share in earnings of joint ventures and associated companies		(260)	(298)	(335)
Earnings before financial items and income tax (EBIT)		31,780	27,808	10,564
Financial income and expenses, net		(2,530)	(596)	(1,802)
Income after financial items		29,250	27,212	8,762
Income tax		(6,270)	(9,589)	(6,922)
Net income (loss)		22,980	17,623	1,840
Net income (loss) attributable to:
Owners of the Parent Company		22,694	17,483	2,223
Non-controlling interests		kr 286	kr 140	kr (383)
Other information
Average number of shares outstanding, basic (millions)		3,329	3,323	3,306
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	[1]	kr 6.82	kr 5.26	kr 0.67
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	[1]	kr 6.81	kr 5.26	kr 0.67

[1]	Based on net income attributable to owners of the Parent Company.